COMMITMENTS AND CONTINGENCIES - Equipment and Supply Procurement (Details) $ in Thousands			12 Months Ended
	Jul. 11, 2012 USD ($)	Jun. 30, 2012 item	Dec. 31, 2013 USD ($) item	Dec. 31, 2015 USD ($) instrument	Apr. 30, 2015 item	Dec. 31, 2014 USD ($)
Equipment and Supply Procurement
Electricity transmission escrow amount						$ 12,021
Number of primary transformers | item					2
Number of ball mills | instrument				2
Eureka Moly LLC | Mt. Hope Project
Equipment and Supply Procurement
Aggregate amount of equipment orders				$ 85,700
Development costs				196,500
Total amount spend for Mt. Hope project inception-to-date				$ 282,200
Purchase Commitment | Eureka Moly LLC | Haul trucks
Equipment and Supply Procurement
Nonrefundable down payment			$ 1,200
Number ordered | item			18
Purchase Commitment | Eureka Moly LLC | Mine production drills
Equipment and Supply Procurement
Nonrefundable down payment			$ 400
Number ordered | item			4
Purchase Commitment | Eureka Moly LLC | Electric shovels
Equipment and Supply Procurement
Nonrefundable down payment	$ 3,400
Number ordered | item		2